Inventories, Net (Details) - Schedule of inventories - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of inventories [Abstract]
Raw materials	$ 7,714	$ 3,719
Work in process	1,198	291
Finished goods	533	8
Inventories, gross	9,445	4,018
Less: provision	(2,255)	(1,343)
Inventories, net	$ 7,190	$ 2,675